SUPPLEMENTAL EXPENSE INFORMATION (Tables)	12 Months Ended
Mar. 31, 2012
Supplemental Expense Information

Supplemental expense information is as follows:

	Years ended March 31,
	2010	2011	2012
	(Yen in millions)
Research and development expenses	¥49,911	¥49,474	¥45,559
Advertising expenses	7,346	7,583	7,912
Shipping and handling cost included in selling, general and administrative expenses	14,140	16,883	17,203